Vanguard Growth Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (94.7%)1
Communication Services (13.7%)
*	Alphabet Inc. Class C	18,487	21,691
*	Alphabet Inc. Class A	9,356	11,011
*	Charter Communications Inc. Class A	30,620	10,622
*	Liberty Global plc	431,382	10,444
*	Take-Two Interactive Software Inc.	109,011	10,287
*	TripAdvisor Inc.	181,383	9,332
*	Facebook Inc. Class A	52,078	8,681
*	Netflix Inc.	14,993	5,346
*	Spotify Technology SA	18,792	2,608
	Tencent Holdings Ltd. ADR	49,271	2,266
*	Liberty Global plc Class A	77,695	1,936
			94,224
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	11,651	20,748
*	Dollar Tree Inc.	171,520	18,016
	Hasbro Inc.	137,915	11,726
	Dollar General Corp.	94,350	11,256
*	Alibaba Group Holding Ltd. ADR	50,557	9,224
	Home Depot Inc.	45,919	8,811
	Hilton Worldwide Holdings Inc.	57,005	4,738
*	O'Reilly Automotive Inc.	10,087	3,917
*	Booking Holdings Inc.	1,974	3,444
*	Under Armour Inc. Class A	145,062	3,067
	Ross Stores Inc.	27,776	2,586
*	Wayfair Inc.	16,340	2,426
	TJX Cos. Inc.	34,231	1,821
	NIKE Inc. Class B	17,552	1,478
			103,258
Consumer Staples (3.0%)
	Constellation Brands Inc. Class A	90,554	15,877
*	Monster Beverage Corp.	79,017	4,313
			20,190
Financials (8.4%)
	KKR & Co. Inc. Class A	663,863	15,594
	Charles Schwab Corp.	225,097	9,625
	CME Group Inc.	43,929	7,230
	Progressive Corp.	63,787	4,598
	MSCI Inc. Class A	19,860	3,949
	Intercontinental Exchange Inc.	48,205	3,670
*	Markel Corp.	3,474	3,461
	Marsh & McLennan Cos. Inc.	34,086	3,201
	S&P Global Inc.	15,052	3,169
	TD Ameritrade Holding Corp.	45,926	2,296
	MarketAxess Holdings Inc.	4,555	1,121
			57,914
Health Care (10.3%)
*	IQVIA Holdings Inc.	131,651	18,938

	UnitedHealth Group Inc.	71,809	17,755
*	Illumina Inc.	24,988	7,764
*	Edwards Lifesciences Corp.	36,611	7,005
*	Biogen Inc.	29,046	6,866
	Thermo Fisher Scientific Inc.	14,613	4,000
*	Elanco Animal Health Inc.	112,819	3,618
	Danaher Corp.	14,898	1,967
*	DexCom Inc.	12,514	1,490
*	Penumbra Inc.	6,500	956
			70,359
Industrials (5.7%)
	United Technologies Corp.	68,377	8,813
	TransUnion	91,520	6,117
	Lockheed Martin Corp.	17,802	5,343
*	IHS Markit Ltd.	93,751	5,098
	Equifax Inc.	34,578	4,098
	Northrop Grumman Corp.	13,068	3,523
	AMETEK Inc.	37,706	3,129
*	CoStar Group Inc.	4,297	2,004
	Canadian National Railway Co. (New York Shares)	10,087	903
			39,028
Information Technology (34.8%)
	Microsoft Corp.	462,052	54,494
	Mastercard Inc. Class A	104,149	24,522
	Visa Inc. Class A	137,209	21,431
*	PayPal Holdings Inc.	200,722	20,843
*	Autodesk Inc.	112,854	17,585
	Applied Materials Inc.	272,494	10,807
	Apple Inc.	55,002	10,448
*	Arista Networks Inc.	33,020	10,383
*	FleetCor Technologies Inc.	33,568	8,278
*	ServiceNow Inc.	32,891	8,107
*	Adobe Inc.	24,700	6,582
*	salesforce.com Inc.	36,801	5,828
	Global Payments Inc.	39,943	5,453
	SS&C Technologies Holdings Inc.	85,030	5,416
*	Workday Inc. Class A	27,595	5,322
^	Microchip Technology Inc.	54,122	4,490
	CDW Corp.	46,055	4,438
	Fidelity National Information Services Inc.	31,668	3,582
*	Advanced Micro Devices Inc.	137,385	3,506
*	DocuSign Inc. Class A	47,731	2,474
*	Gartner Inc.	16,304	2,473
*,^	2U Inc.	34,212	2,424
			238,886
Materials (1.3%)
	Ball Corp.	116,948	6,767
	Sherwin-Williams Co.	5,585	2,405
			9,172
Other (0.0%)
*,§	WeWork Class A PP	1,460	99

Real Estate (2.4%)
	American Tower Corp.	34,361	6,771
	Crown Castle International Corp.	52,436	6,712

Equinix Inc.			6,600	2,991
				16,474
Total Common Stocks (Cost $490,450)				649,604
				Market
				Value
	Coupon		Shares	($000)
Preferred Stocks (1.2%)
*,§,2,3 Uber Technologies PP	8.000%		74,490	4,173
*,§,2,3 WeWork Pfd. D1 PP			19,954	1,357
*,§,2,3 Airbnb Inc.	8.000%		9,972	1,273
*,§,2,3 WeWork Pfd. D2 PP			15,678	1,066
*,§,2,3 Pinterest Prf G PP	8.000%		124,325	713
Total Preferred Stocks (Cost $3,570)				8,582
Temporary Cash Investments (4.4%)1
Money Market Fund (4.2%)
4,5 Vanguard Market Liquidity Fund	2.554%		291,071	29,113

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.1%)
Bank of America Securities, LLC (Dated 3/29/19, Repurchase Value $600,000, collateralized by Government National Mortgage Assn. 3.730%, 11/20/68, with a value of $612,000)	2.550%

		4/1/19	600	600

U.S. Government and Agency Obligations (0.1%)
6 United States Treasury Bill	2.411%	5/23/19	500	498
Total Temporary Cash Investments (Cost $30,211)				30,211
Total Investments (100.3%) (Cost $524,231)				688,397
Other Assets and Liabilities-Net (-0.3%)5,6				(2,199)
Net Assets (100%)				686,198
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,903,000.
§ Security value determined using significant unobservable inputs.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.3% and 1.8%, respectively, of net assets.
2 Restricted securities totaling $8,681,000, representing 1.3% of net assets. See Restricted Securities table for additional information.
3 Perpetual security with no stated maturity date.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $1,924,000 of collateral received for securities on loan.
6 Securities with a value of $498,000 and cash of $335,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date		($000)
Uber Technologies PP	June 2014		1,156
WeWork Pfd. D1 PP	December 2014		332
WeWork Pfd. D2 PP	December 2014		261
WeWork Class A PP	December 2014		24
Pinterest Prf G PP	March 2015		893
Airbnb Inc.	June 2015		928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	125	17,736	471

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	649,505	—	99
Preferred Stocks	—	—	8,582
Temporary Cash Investments	29,113	1,098	—
Futures Contracts—Assets[1]	105	—	—
Total	678,723	1,098	8,681
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2019. Transfers, if any, into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2018	91	7,144
Purchases	—	—
Sales	—	—
Net Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	8	1,438
Balance as of March 31, 2019	99	8,582
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019, was
$1,446,000.

Security Type	Fair Value at	Valuation Technique	Unobservable Input	Amount or
	03/31/2019 ($000)			Range/Weighted Avg.
Common Stock	99	Target Event	Weighted Average	75% at $54.00
Price/ Weighted IPO
			Probability	25% at $110.00
Preferred Stocks	4,173	Comparable	Enterprise Value/Next	20.0x
		Companies Approach[1]	12 Month EBITDA
			Liquidity Discount	10%
	2,423	Target Event	Weighted Average	75% at $54.00
Price/ Weighted IPO
			Probability	25% at $110.00
	1,273	Comparable	Enterprise	6.0x-7.5x
		Companies Approach	Value/Revenue
Projections Multiples
			Liquidity Discount	10%
			Weighted IPO	40%/60%
Probability

713	Comparable	Enterprise Value/Next	5.8x
	Companies Approach	12 Month Revenue
		Multiple

		Liquidity Discount	10%
1 During the period ended March 31, 2019, the valuation technique was changed from Last Bid Price to Comparable Companies
Approach. This was considered to be a more relevant measure of fair value for this investment.

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at March 31, 2019 .